Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 ILS
Debt Disclosure [Abstract]
Series A Notes	$ 423,509		$ 450,040		$ 24,407	92,000	$ 217,420	807,000	1,100,000
Less – Current maturities	(62,866)		(58,275)
Carrying amount adjustments on Series A Notes	(16,573)	[1]	(16,158)	[1]
Premium on Series A Notes, net	(596)		(687)
Series A Notes, net of current maturities	$ 377,812		$ 408,610

[1]	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.